Other Receivables, Net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Other Receivables Net [Abstract]
Beginning balance	$ 263,049	$ 208,097
Provision for doubtful accounts	65,420	62,726
Exchange rate effect	(3,004)	(7,774)
Ending balance	$ 325,465	$ 263,049